Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Trade and other current payables [abstract]
Payable to equipment suppliers	$ 1,506,821		$ 1,196,181
Salaries and bonuses payable	1,048,883		994,651
Employees' compensation payable	189,058		250,181
Pension payable	17,926		16,825
Directors' remuneration payable	4,662		6,255
Interest payable	10,212		9,625
Other expense payable	1,136,042		1,005,327
Other payables	$ 3,913,604	$ 119,354	$ 3,479,045